Capital disclosures and analysis of changes in net debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Net debt ratio	0.274	0.268
Minimum
Disclosure of detailed information about borrowings [line items]
Target net debt ratio	0.20
Maximum
Disclosure of detailed information about borrowings [line items]
Target net debt ratio	0.30